SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payment arrangements [Abstract]
Schedule of Inputs to the Model Used for PSUs Granted
The following table lists the inputs to the valuation model used for the PSUs granted in 2020 and 2019:

	April 2020 PSUs	May 2019 PSUs
Fair value at grant date (in euros)	6.65	10.44
Share price at grant date (in euros)	4.64	7.1
Dividend yield	—	—
Expected volatility (A)	63%	52%
Risk-free interest rate (US government bond yield)	0.36%	2.29%
Model used	Monte Carlo	Monte Carlo
(A)Volatilities for the Company and companies included in indices were estimated based on observed historical volatilities over a period equal to the PSU vesting period.

Schedule of Number and Movement of Potential Shares
The following table illustrates the number and movements in potential shares:

	Performance-Based RSU		Restricted Stock Units		Equity Award Plans
	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share
At January 1, 2019	3,085,164	€10.45	1,312,524	€8.47	57,913	€8.31
Granted	1,028,342	€10.44	899,926	€7.10	73,799	€8.39
Over-performance	248,230	€8.94	—	€—	—	€—
Vested	(1,758,062)	€7.97	(106,000)	€4.55	(42,559)	€7.60
Forfeited	(84,380)	€8.02	(39,947)	€8.31	(9,627)	€8.71
At December 31, 2019	2,519,294	€12.11	2,066,503	€8.08	79,526	€8.71
Granted (A)	1,049,839	€6.65	910,047	€4.64	—	€—
Over-performance (B)	677,944	€11.52	—	€—	—	€—
Vested	(1,458,985)	€11.52	(589,655)	€7.50	(46,614)	€8.94
Forfeited (C)	(193,765)	€10.94	(154,984)	€7.37	—	€—
At December 31, 2020	2,594,327	€10.17	2,231,911	€6.88	32,912	€8.39
(A)For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.
(B)When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.
(C)For potential shares related to PSUs, 193,765 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.